THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2011

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3

Financial Statements	17

Financial Highlights	27

Notes to Financial Statements	31

Supplemental Information (Unaudited)	39

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM); and The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM). The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $106 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM). The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $1 billion to over $153 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM). The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $55 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund (formally known as BLDRS Europe 100 ADR Index Fund) seeks to track The BNY Mellon Europe Select ADR Index(SM) (formally known as the BNY Mellon Europe 100 ADR Index (SM)). The BNY Mellon Europe Select ADR Index includes 88 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 88 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $300 million to over $153 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe Select ADR Index Fund, formally known as BLDRS Europe 100 ADR Index Fund (the "Funds"), as of September 30, 2011, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2011, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 13, 2012

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
BHP Billiton Ltd.	47,251	$3,139,356
Toyota Motor Corp.	43,833	2,992,041
Mitsubishi UFJ Financial Group, Inc.	416,130	1,851,779
Westpac Banking Corp.	17,833	1,713,038
Taiwan Semiconductor Manufacturing Co., Ltd.	143,204	1,636,822
Honda Motor Co., Ltd.	53,035	1,545,970
Canon, Inc.	29,852	1,351,102
China Mobile Ltd.	26,333	1,282,680
Sumitomo Mitsui Financial Group, Inc.	207,208	1,133,428
Mizuho Financial Group, Inc.	320,316	912,901
NTT DoCoMo, Inc.	47,686	870,746
PetroChina Co., Ltd.	6,282	756,918
Infosys Technologies Ltd.	14,303	730,454
CNOOC Ltd.	4,466	715,900
Hitachi Ltd.	13,347	659,609
Panasonic Corp.	69,028	657,147
Nippon Telegraph & Telephone Corp.	26,091	624,880
POSCO	7,987	607,092
Sony Corp.	29,779	565,801
China Life Insurance Co., Ltd.	14,853	527,430
HDFC Bank Ltd.	16,860	491,469
China Petroleum & Chemical Corp.	5,033	482,161
Kyocera Corp.	5,503	458,345
Shinhan Financial Group Co., Ltd.	6,637	454,236
ICICI Bank Ltd.	12,724	441,777
Baidu, Inc.*	4,041	432,023
Nomura Holdings, Inc.	108,887	387,638
Chunghwa Telecom Co., Ltd.*	11,515	379,995
KB Financial Group, Inc.	11,535	377,887
Nidec Corp.	15,546	312,008
China Unicom Hong Kong Ltd.	14,376	293,270
Kubota Corp.	7,246	289,260
China Telecom Corp. Ltd.	4,226	261,547
Telekomunikasi Indonesia tbk PT	7,496	247,893
Tata Motors Ltd.	10,656	163,889
United Microelectronics Corp.	81,141	154,979
Makita Corp.	4,292	152,151
Ctrip.Com International Ltd.*	4,451	143,144
Advanced Semiconductor Engineering, Inc.	33,856	142,872
Korea Electric Power Corp.*	16,274	138,329

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
SK Telecom Co., Ltd.	9,821	$138,182
Wipro Ltd.	14,351	132,747
Yanzhou Coal Mining Co., Ltd.	6,095	128,605
Telecom Corp. of New Zealand Ltd.	12,188	120,417
Dr Reddy's Laboratories Ltd.	3,942	117,472
Philippine Long Distance Telephone Co.	2,361	116,940
KT Corp.	7,535	111,367
Alumina Ltd.	19,380	109,497
Sterlite Industries India Ltd.	11,668	107,462
LG Display Co., Ltd.	12,817	104,459
Total Investments (Cost $44,774,462)		$31,667,115

*  Non-income producing security for the year ended September 30, 2011.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$7,376,515	23.29%
Automobiles & Parts	4,538,011	14.33%
Technology Hardware & Equipment	3,390,234	10.71%
Mining	3,267,961	10.32%
Mobile Telecommunications	2,701,818	8.53%
Oil & Gas Producers	1,954,979	6.17%
Fixed Line Telecommunications	1,746,099	5.51%
Electronic & Electrical Equipment	1,429,962	4.52%
Software & Computer Services	1,295,224	4.09%
Leisure Goods	1,222,948	3.86%
Industrial Metals & Mining	824,051	2.61%
Life Insurance	527,430	1.67%
Industrial Engineering	453,149	1.43%
Financial Services	387,638	1.22%
Household Goods & Home Construction	152,151	0.48%
Travel & Leisure	143,144	0.45%
Electricity	138,329	0.44%
Pharmaceuticals & Biotechnology	117,472	0.37%
Total	$31,667,115	100.00%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$31,667,115	+	$—	$—	$31,667,115
Total	$31,667,115		$—	$—	$31,667,115

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Novartis AG	46,202	$2,576,686
HSBC Holdings PLC	59,833	2,276,047
Vodafone Group PLC	84,237	2,160,679
BP PLC	52,523	1,894,505
Royal Dutch Shell PLC, Class A	30,383	1,869,162
GlaxoSmithKline PLC	43,594	1,799,996
BHP Billiton Ltd.	26,962	1,791,355
Toyota Motor Corp.	25,012	1,707,319
Total SA	37,286	1,635,737
British American Tobacco PLC	16,997	1,440,156
Royal Dutch Shell PLC, Class B	22,848	1,417,718
Siemens AG	14,494	1,301,416
Telefonica SA	66,824	1,277,675
Sanofi	37,956	1,244,957
Banco Santander SA	141,719	1,139,421
Mitsubishi UFJ Financial Group, Inc.	237,448	1,056,644
Rio Tinto PLC	23,312	1,027,593
AstraZeneca PLC	22,909	1,016,243
Westpac Banking Corp.	10,176	977,507
BHP Billiton PLC	17,952	952,892
Honda Motor Co., Ltd.	30,262	882,137
Canon, Inc.	19,043	861,886
Unilever NV	26,074	821,070
Diageo PLC	10,500	797,265
SAP AG	15,521	785,673
ENI SpA	22,194	779,675
UBS AG*	60,173	687,777
Unilever PLC	21,992	685,930
ABB Ltd.*	39,002	666,154
Anheuser-Busch InBev NV	12,489	661,667
Novo Nordisk A/S	6,637	660,514
Sumitomo Mitsui Financial Group, Inc.	117,267	641,450
Banco Bilbao Vizcaya Argentaria SA	76,957	625,660
National Grid PLC	12,252	607,699
Teva Pharmaceutical Industries Ltd.	15,653	582,605
Deutsche Bank AG	15,637	541,197
France Telecom SA	32,047	524,609
Mizuho Financial Group, Inc.	180,942	515,685
Barclays PLC	51,129	500,042
NTT DoCoMo, Inc.	26,925	491,651

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
Telefonaktiebolaget LM Ericsson	50,114	$478,589
Credit Suisse Group AG	18,108	475,154
ING Groep NV*	64,844	457,150
Syngenta AG	7,942	411,952
Statoil ASA	17,979	387,447
Hitachi Ltd.	7,512	371,243
Panasonic Corp.	38,862	369,966
BT Group PLC	13,690	364,702
Prudential PLC	21,371	364,589
Nokia OYJ	62,881	355,906
Nippon Telegraph & Telephone Corp.	14,664	351,203
Lloyds Banking Group PLC*	167,852	350,811
Sony Corp.	16,733	317,927
Koninklijke Philips Electronics NV, Class Y	16,942	303,939
Shire PLC	3,134	294,377
Kyocera Corp.	3,081	256,616
ASML Holding NV, Class G	7,242	250,139
ArcelorMittal	15,511	246,780
Pearson PLC	13,579	237,768
Nomura Holdings, Inc.	60,765	216,323
Fresenius Medical Care AG & Co., KGaA	3,190	215,421
Aviva PLC	22,995	215,003
WPP PLC	4,216	194,147
ARM Holdings PLC	7,530	192,015
CRH PLC	12,181	188,927
Telecom Italia SpA	17,424	188,353
Nidec Corp.	8,607	172,742
Kubota Corp.	4,002	159,760
Reed Elsevier PLC	5,099	155,112
Ensco PLC	3,790	153,230
Randgold Resources Ltd.	1,528	147,788
Reed Elsevier NV	6,075	132,557
Smith & Nephew PLC	2,964	132,461
Aegon NV, Class G*	28,573	115,721
Alcatel-Lucent*	38,912	110,121
Royal Bank of Scotland Group PLC*	14,753	105,189
Tenaris SA	3,920	99,764
Delhaize Group SA	1,703	99,523
Veolia Environnement	6,517	94,888
Carnival PLC	2,912	89,660

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
Elan Corp. PLC*	8,043	$84,693
Makita Corp.	2,313	81,996
Portugal Telecom SGPS SA	11,246	81,534
Intercontinental Hotels Group PLC	4,848	77,956
STMicroelectronics NV, Class Y	11,075	71,988
Governor & Co. of The Bank of Ireland	63,244	65,141
Telecom Corp. of New Zealand Ltd.	6,450	63,726
Ryanair Holdings PLC*	2,453	63,165
Luxottica Group SpA	2,501	62,975
National Bank of Greece SA	80,268	62,601
Alumina Ltd.	10,302	58,206
Coca-Cola Hellenic Bottling Co., SA*	3,231	57,835
Konami Corp.	1,674	56,431
Cie Generale de Geophysique-Veritas*	2,377	41,883
Sims Metal Management Ltd.	2,821	33,401
NICE Systems Ltd.*	1,069	32,444
Grifols SA*	4,794	30,634
Wacoal Holdings Corp.	472	29,736
Aixtron AG	1,574	22,854
Logitech International SA*	2,763	21,579
Total Investments (Cost $85,917,045)		$54,809,795

*  Non-income producing security for the year ended September 30, 2011.

The securities of the BLDRS Developed Market 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$10,020,326	18.28%
Pharmaceuticals & Biotechnology	8,290,705	15.13%
Oil & Gas Producers	7,984,244	14.57%
Mining	3,919,628	7.15%
Fixed Line Telecommunications	2,851,802	5.21%
Mobile Telecommunications	2,652,330	4.84%
Automobiles & Parts	2,589,456	4.73%
Technology Hardware & Equipment	2,397,521	4.37%
Beverages	1,516,767	2.77%
Food Producers	1,507,000	2.75%
Tobacco	1,440,156	2.63%
General Industrials	1,301,416	2.37%

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

Industry Classification	Value	Percentage
Life Insurance	$1,152,463	2.10%
Leisure Goods	1,048,263	1.91%
Industrial Engineering	825,914	1.51%
Electronic & Electrical Equipment	800,601	1.46%
Software & Computer Services	785,673	1.43%
Media	719,584	1.31%
Gas, Water & Multi-utilities	702,587	1.28%
Chemicals	411,952	0.75%
Industrial Metals & Mining	404,750	0.74%
Health Care Equipment & Services	347,882	0.63%
Travel & Leisure	230,781	0.42%
Financial Services	216,323	0.39%
Oil Equipment, Services & Distribution	195,113	0.36%
Construction & Metals	188,927	0.35%
Food & Drug Retailers	99,523	0.18%
Personal Goods	92,711	0.17%
Household Goods & Home Construction	81,996	0.15%
Support Services	33,401	0.06%
Total	$54,809,795	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$54,809,795	+	$—	$—	$54,809,795
Total	$54,809,795		$—	$—	$54,809,795

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	2,447,221	$27,971,736
China Mobile Ltd.	524,570	25,551,805
Petroleo Brasileiro SP, Class A	1,070,485	22,180,449
Vale SA, Class A Preferred	1,021,681	21,455,301
America Movil SAB de CV	968,326	21,380,638
Petroleo Brasileiro SA	828,973	18,610,444
Itau Unibanco Holding SA	1,123,636	17,438,831
Vale SA, Class A	656,002	14,956,846
Banco Bradesco SA	961,755	14,224,356
PetroChina Co., Ltd.	106,099	12,783,869
Infosys Technologies Ltd.	241,282	12,322,272
Cia de Bebidas das Americas	400,157	12,264,812
CNOOC Ltd.	75,450	12,094,635
POSCO	134,898	10,253,597
Sasol Ltd.	248,315	10,081,589
China Life Insurance Co., Ltd.	249,461	8,858,360
HDFC Bank Ltd.	283,462	8,262,917
China Petroleum & Chemical Corp.	84,383	8,083,891
AngloGold Ashanti Ltd.	190,090	7,862,122
Shinhan Financial Group Co., Ltd.	111,431	7,626,338
ICICI Bank Ltd.	213,471	7,411,713
Baidu, Inc.*	68,001	7,269,987
Chunghwa Telecom Co., Ltd.*	192,223	6,343,359
KB Financial Group, Inc.	193,117	6,326,513
Fomento Economico Mexicano SAB de CV	94,549	6,128,666
BRF - Brasil Foods SA	335,302	5,877,844
Grupo Televisa SA	281,938	5,184,840
Gold Fields Ltd.	336,728	5,158,673
China Unicom Hong Kong Ltd.	238,385	4,863,054
China Telecom Corp. Ltd.	69,784	4,318,932
Ecopetrol SA	102,778	4,140,926
Telekomunikasi Indonesia tbk PT	123,706	4,090,957
Telecomunicacoes de Sao Paulo SA	145,914	3,859,425
Ultrapar Participacoes SA	207,210	3,280,134
Gerdau SA	449,512	3,205,021
Mobile Telesystems OJSC	259,781	3,195,306
Cia Siderurgica Nacional SA	396,053	3,144,661
Cia de Minas Buenaventura SA	79,905	3,015,615
Cia de Bebidas DAS Americas	118,809	2,908,444
Cia Energetica de Minas Gerais	193,173	2,866,687

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
Tata Motors Ltd.	172,875	$2,658,818
United Microelectronics Corp.	1,306,230	2,494,899
Empresa Nacional de Electricidad SA	55,018	2,384,480
Ctrip.Com International Ltd.*	72,193	2,321,727
Korea Electric Power Corp.*	263,006	2,235,551
Enersis SA	129,382	2,187,850
Sociedad Quimica y Minera de Chile SA	44,825	2,143,083
Yanzhou Coal Mining Co., Ltd.	98,481	2,077,949
Banco Santander Brasil SA/Brazil	282,085	2,064,862
Cemex SAB de CV*	510,556	1,613,357
Total Investments (Cost $538,789,787)		$409,038,141

*  Non-income producing security for the year ended September 30, 2011.

The securities of the BLDRS Emerging Market 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$87,975,803	21.51%
Banks	63,355,530	15.49%
Mobile Telecommunications	54,990,803	13.44%
Mining	54,526,506	13.33%
Technology Hardware & Equipment	30,466,635	7.45%
Beverages	21,301,922	5.21%
Software & Computer Services	19,592,259	4.79%
Fixed Line Telecommunications	18,612,673	4.55%
Industrial Metals & Mining	16,603,279	4.06%
Electricity	9,674,568	2.36%
Life Insurance	8,858,360	2.17%
Food Producers	5,877,844	1.44%
Media	5,184,840	1.27%
Gas, Water & Multiutilities	3,280,134	0.80%
Industrial Engineering	2,658,818	0.65%
Travel & Leisure	2,321,727	0.57%
Chemicals	2,143,083	0.52%
Construction & Metals	1,613,357	0.39%
Total	$409,038,141	100.00%

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$409,038,141	+	$—	$—	$409,038,141
Total	$409,038,141		$—	$—	$409,038,141

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Novartis AG	17,454	$973,410
HSBC Holdings PLC	22,604	859,856
Vodafone Group PLC	31,823	816,260
BP PLC	19,842	715,701
Royal Dutch Shell PLC, Class A	11,478	706,127
GlaxoSmithKline PLC	16,469	680,005
Total SA	14,086	617,953
British American Tobacco PLC	6,421	544,051
Royal Dutch Shell PLC, Class B	8,631	535,554
Siemens AG	5,475	491,600
Telefonica SA	25,245	482,684
Sanofi	14,339	470,319
Banco Santander SA	53,538	430,445
Rio Tinto PLC	8,807	388,213
AstraZeneca PLC	8,655	383,936
BHP Billiton PLC	6,782	359,989
Unilever NV	9,850	310,176
Diageo PLC	3,967	301,214
SAP AG	5,863	296,785
ENI SpA	8,384	294,530
UBS AG*	22,732	259,827
Unilever PLC	8,308	259,126
ABB Ltd.*	14,734	251,657
Anheuser-Busch InBev NV	4,718	249,960
Novo Nordisk A/S	2,507	249,497
Banco Bilbao Vizcaya Argentaria SA	29,072	236,355
National Grid PLC	4,628	229,549
Teva Pharmaceutical Industries Ltd.	5,913	220,082
Deutsche Bank AG	5,907	204,441
France Telecom SA	12,107	198,192
Barclays PLC	19,315	188,901
Telefonaktiebolaget LM Ericsson	18,932	180,801
Credit Suisse Group AG	6,841	179,508
ING Groep NV*	24,496	172,697
Syngenta AG	3,000	155,610
Statoil ASA	6,792	146,368
BT Group PLC	5,172	137,782
Prudential PLC	8,074	137,742
Nokia OYJ	23,755	134,453

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
Lloyds Banking Group PLC*	63,411	$132,529
Koninklijke Philips Electronics NV, Class Y	6,400	114,816
Shire PLC	1,184	111,213
ASML Holding NV, Class G	2,736	94,501
ArcelorMittal	5,859	93,217
Pearson PLC	5,130	89,826
Fresenius Medical Care AG & Co., KGaA	1,205	81,374
Aviva PLC	8,687	81,223
WPP PLC	1,593	73,358
ARM Holdings PLC	2,845	72,547
CRH PLC	4,602	71,377
Telecom Italia SpA	6,582	71,151
Reed Elsevier PLC	1,926	58,589
Ensco PLC	1,432	57,896
Randgold Resources Ltd.	577	55,807
Reed Elsevier NV	2,295	50,077
Smith & Nephew PLC	1,120	50,053
Aegon NV, Class G*	10,794	43,716
Alcatel-Lucent*	14,700	41,601
Mobile Telesystems OJSC	3,277	40,307
Royal Bank of Scotland Group PLC*	5,573	39,735
Tenaris SA	1,481	37,691
Delhaize Group SA	643	37,577
Veolia Environnement	2,462	35,847
Carnival PLC	1,100	33,869
Elan Corp. PLC*	3,038	31,990
Portugal Telecom SGPS SA	4,249	30,805
Intercontinental Hotels Group PLC	1,831	29,442
STMicroelectronics NV, Class Y	4,184	27,196
Governor & Co. of The Bank of Ireland	23,892	24,609
Ryanair Holdings PLC*	927	23,870
Luxottica Group SpA	945	23,795
National Bank of Greece SA	30,323	23,649
Coca-Cola Hellenic Bottling Co., SA*	1,221	21,856
VimpelCom Ltd.	1,992	18,984
Cie Generale de Geophysique-Veritas*	898	15,823
NICE Systems Ltd.*	404	12,261
Grifols SA*	1,811	11,572
Aixtron AG	595	8,639

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

American Depositary Receipts	Shares	Value
Logitech International SA*	1,044	$8,154
ASM International NV, Class G	268	6,628
ICON PLC*	344	5,532
Partner Communications Co., Ltd.	519	4,905
CNH Global NV*	166	4,356
Mechel	370	3,770
Elster Group Se*	215	3,214
Promotora de Informaciones SA, Class B	588	2,605
Mechel	599	2,396
Promotora de Informaciones SA*	458	1,910
Total Investments (Cost $24,901,047)		$16,469,214

*  Non-income producing security for the year ended September 30, 2011.

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Pharmaceuticals & Biotechnology	$3,132,024	19.02%
Oil & Gas Producers	3,016,233	18.31%
Banks	2,579,855	15.66%
Fixed Line Telecommunications	920,614	5.59%
Mobile Telecommunications	880,456	5.35%
Mining	804,009	4.88%
Technology Hardware & Equipment	586,781	3.56%
Beverages	573,030	3.48%
Food Producers	569,302	3.46%
Tobacco	544,051	3.30%
General Industrials	491,600	2.98%
Life Insurance	435,378	2.65%
Software & Computer Services	296,785	1.80%
Media	276,365	1.69%
Gas, Water & Multi-utilities	265,396	1.61%
Industrial Engineering	256,013	1.56%
Chemicals	155,610	0.94%
Health Care Equipment & Services	136,959	0.83%
Industrial Metals & Mining	134,678	0.82%

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2011

Industry Classification	Value	Percentage
Leisure Goods	$114,816	0.70%
Travel & Leisure	87,181	0.53%
Oil Equipment, Services & Distribution	73,719	0.45%
Construction & Metals	71,377	0.43%
Food & Drug Retailers	37,577	0.23%
Personal Goods	23,795	0.14%
Electronic & Electrical Equipment	3,214	0.02%
Iron / Steel	2,396	0.01%
Total	$16,469,214	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$16,469,214	+	$—	$—	$16,469,214
Total	$16,469,214		$—	$—	$16,469,214

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2011

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $44,774,462 and $85,917,045, respectively)	$31,667,115	$54,809,795
Cash	51,000	418,280
Dividends receivable	69,232	194,901
Total assets	$31,787,347	$55,422,976
Liabilities:
Distribution payable	$359,492	$411,618
Payable to Sponsor	18,015	46,353
Payable to Licensor	5,463	9,745
Payable to Trustee	2,826	4,778
Professional fees	35,120	35,340
Accrued expenses	5,467	8,184
Total liabilities	426,383	516,018
NET ASSETS	$31,360,964	$54,906,958
Net assets represented by:
Paid in capital	$54,454,349	$101,033,732
Undistributed (distributions in excess of) net investment income	(359,492)	(95,976)
Accumulated net realized loss on investments transactions	(9,626,546)	(14,923,548)
Net unrealized depreciation of investments	(13,107,347)	(31,107,250)
NET ASSETS	$31,360,964	$54,906,958
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	1,400,000	3,100,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$22.40	$17.71

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2011

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securities, at value (cost $538,789,787 and $24,901,047, respectively)	$409,038,141	$16,469,214
Cash	4,724,172	54,224
Dividends receivable	1,465,194	68,943
Receivable from Sponsor	—	18,093
Other Receivable	—	15,022
Total assets	$415,227,507	$16,625,496
Liabilities:
Distribution payable	$4,939,974	$115,311
Payable to Sponsor	584,527	—
Payable to Licensor	75,727	—
Payable to Trustee	37,804	1,430
Professional fees	35,331	34,790
Accrued expenses	86,079	3,000
Total liabilities	5,759,442	154,531
NET ASSETS	$409,468,065	$16,470,965
Net assets represented by:
Paid in capital	$606,850,028	$29,415,047
Distributions in excess of net investment income	(13,319)	(93,206)
Accumulated net realized loss on investments transactions	(67,616,998)	(4,419,043)
Net unrealized depreciation of investments	(129,751,646)	(8,431,833)
NET ASSETS	$409,468,065	$16,470,965
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	11,350,000	950,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$36.08	$17.34

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$1,118,826	$1,141,662	$1,514,829
Expenses:
Trustee fees	44,551	55,193	55,915
Marketing expenses	13,317	22,741	10,541
Licensing fees	26,731	33,116	33,514
Professional fees	35,161	36,921	44,474
Other fees and expenses	13,894	17,609	23,348
Total expenses	133,654	165,580	167,792
Net investment income	985,172	976,082	1,347,037
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,135,362)	(794,051)	(6,913,089)
Net realized gain (loss) on in-kind redemptions	811,321	3,391,709	(2,226,576)
Net change in unrealized appreciation/ depreciation of investments	(3,316,932)	369,833	4,848,636
Net realized and unrealized gain (loss) on investments	(3,640,973)	2,967,491	(4,291,029)
Net increase (decrease) in net assets resulting from operations	$(2,655,801)	$3,943,573	$(2,943,992)

*  Net of foreign taxes withheld of $96,045, $105,382 and $130,318 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$2,544,523	$2,642,617	$2,893,524
Expenses:
Trustee fees	75,104	74,471	67,515
Marketing expenses	53,016	41,385	20,259
Licensing fees	45,063	44,686	40,396
Professional fees	36,503	42,601	47,853
Other fees and expenses	15,626	20,288	26,500
Total expenses	225,312	223,431	202,523
Net investment income	2,319,211	2,419,186	2,691,001
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,153,793)	(6,340,145)	(10,571,816)
Net realized gain (loss) on in-kind redemptions	880,078	15,225	(8,435,627)
Net change in unrealized appreciation/ depreciation of investments	(8,247,736)	3,008,371	8,177,106
Net realized and unrealized loss on investments	(8,521,451)	(3,316,549)	(10,830,337)
Net decrease in net assets resulting from operations	$(6,202,240)	$(897,363)	$(8,139,336)

*  Net of foreign taxes withheld of $245,912, $214,941 and $184,959 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$15,895,594	$14,297,405	$13,077,276
Expenses:
Trustee fees	578,254	629,914	438,460
Marketing expenses	660,452	745,171	391,175
Licensing fees	359,541	397,435	266,234
SEC filing fees	—	—	1,300
Professional fees	71,514	90,833	155,124
Other fees and expenses	127,942	123,824	76,845
Total expenses	1,797,703	1,987,177	1,329,138
Net investment income	14,097,891	12,310,228	11,748,138
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(13,684,005)	(13,956,119)	(54,296,800)
Net realized gain on in-kind redemptions	21,761,973	42,184,899	1,617,470
Net change in unrealized appreciation/ depreciation of investments	(109,655,277)	24,756,982	97,238,215
Net realized and unrealized gain (loss) on investments	(101,577,309)	52,985,762	44,558,885
Net increase (decrease) in net assets resulting from operations	$(87,479,418)	$65,295,990	$56,307,023

*  Net of foreign taxes withheld of $1,074,694, $1,202,865 and $1,217,256 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$752,656	$793,160	$822,064
Expenses:
Trustee fees	21,334	20,313	17,085
Licensing fees	12,800	12,188	10,197
Professional fees	36,284	36,438	39,647
Other fees and expenses	14,033	14,952	25,500
Total expenses	84,451	83,891	92,429
Less expenses waived by the Licensor	(12,800)	(12,188)	(10,197)
Less expenses assumed by the Sponsor	(7,649)	(10,764)	(30,977)
Net expenses	64,002	60,939	51,255
Net investment income	688,654	732,221	770,809
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(229,024)	(1,976,068)	(2,674,116)
Net realized gain (loss) on in-kind redemptions	766,741	276,754	(2,270,272)
Net change in unrealized appreciation/ depreciation of investments	(3,493,392)	1,109,183	2,616,440
Net realized and unrealized loss on investments	(2,955,675)	(590,131)	(2,327,948)
Net increase (decrease) in net assets resulting from operations	$(2,267,021)	$142,090	$(1,557,139)

*  Net of foreign taxes withheld of $79,966, $71,714 and $56,784, for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$985,172	$976,082	$1,347,037
Net realized gain (loss) on investment transactions	(324,041)	2,597,658	(9,139,665)
Net change in unrealized appreciation/ depreciation of investments	(3,316,932)	369,833	4,848,636
Net increase (decrease) in net assets resulting from operations	(2,655,801)	3,943,573	(2,943,992)
Distributions to Unitholders from:
Net investment income	(1,343,389)	(979,828)	(2,425,391)
Return of Capital	(47,837)	—	—
Total Distributions	(1,391,226)	(979,828)	(2,425,391)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	—	3,688,055	9,825,682
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(10,966,611)	(25,163,937)	(16,997,608)
Decrease in net assets due to unitholder transactions	(10,966,611)	(21,475,882)	(7,171,926)
Total decrease	(15,013,638)	(18,512,137)	(12,541,309)
Net Assets:
Beginning of year	46,374,602	64,886,739	77,428,048
End of year(a)	$31,360,964	$46,374,602	$64,886,739

(a)  Includes undistributed (distributions in excess of) net investment income of $(359,492), $(1,275) and $2,471 at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$2,319,211	$2,419,186	$2,691,001
Net realized loss on investment transactions	(273,715)	(6,324,920)	(19,007,443)
Net change in unrealized appreciation/ depreciation of investments	(8,247,736)	3,008,371	8,177,106
Net decrease in net assets resulting from operations	(6,202,240)	(897,363)	(8,139,336)
Distributions to Unitholders from:
Net investment income	(2,286,190)	(2,384,034)	(2,666,759)
Realized gain on investments	—	—	(257,535)
Total distributions	(2,286,190)	(2,384,034)	(2,924,294)
Unitholder Transactions:
Proceeds From subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	978,390	13,392,254	9,991,868
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(12,311,465)	(10,506,839)	(21,980,510)
Increase (decrease) in net assets due to unitholder transactions	(11,333,075)	2,885,415	(11,988,642)
Total decrease	(19,821,505)	(395,982)	(23,052,272)
Net Assets:
Beginning of year	74,728,463	75,124,445	98,176,717
End of year(a)	$54,906,958	$74,728,463	$75,124,445

(a)  Includes distributions in excess of net investment income of $(95,976), $(129,258) and $(164,410) at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$14,097,891	$12,310,228	$11,748,138
Net realized gain (loss) on investment transactions	8,077,968	28,228,780	(52,679,330)
Net change in unrealized appreciation/ depreciation of investments	(109,655,277)	24,756,982	97,238,215
Net increase (decrease) in net assets resulting from operations	(87,479,418)	65,295,990	56,307,023
Distributions to Unitholders from:
Net investment income	(14,242,362)	(12,327,072)	(12,313,453)
Unitholder Transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	13,677,055	213,185,593	231,356,274
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(172,110,637)	(266,008,677)	(159,841,188)
Increase (decrease) in net assets due to unitholder transactions	(158,433,582)	(52,823,084)	71,515,086
Total increase (decrease)	(260,155,362)	145,834	115,508,656
Net Assets:
Beginning of year	669,623,427	669,477,593	553,968,937
End of year(a)	$409,468,065	$669,623,427	$669,477,593

(a)  Includes undistributed (distributions in excess of) net investment income of $(13,319), $101,162 and $116,513 at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$688,654	$732,221	$770,809
Net realized gain (loss) on investment transactions	537,717	(1,699,314)	(4,944,388)
Net change in unrealized appreciation/ depreciation of investments	(3,493,392)	1,109,183	2,616,440
Net increase (decrease) in net assets resulting from operations	(2,267,021)	142,090	(1,557,139)
Distributions to Unitholders from:
Net investment income	(677,272)	(661,163)	(729,537)
Tax return of capital.	—	(58,729)	(38,773)
Total distributions	(677,272)	(719,892)	(768,310)
Unitholder Transactions:
Proceeds from subscriptions of BLDRS Europe Select ADR Index Fund shares	3,188,496	3,843,748	1,571,404
Less redemptions of BLDRS Europe Select ADR Index Fund shares	(6,051,801)	(1,070,713)	(5,678,712)
Increase (decrease) in net assets due to unitholder transactions	(2,863,305)	2,773,035	(4,107,308)
Total increase (decrease)	(5,807,598)	2,195,233	(6,432,757)
Net Assets:
Beginning of year	22,278,563	20,083,330	26,516,087
End of year(a)	$16,470,965	$22,278,563	$20,083,330

(a)  Includes distributions in excess of net investment income of $(93,206), $(104,588) and $(175,646) at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$25.76	$24.49	$25.39	$35.94	$29.29
Investment operations:
Net investment income(1)	0.61	0.45	0.50	0.56	0.55
Net realized and unrealized gain (loss) on investments	(3.05)	1.32	(0.49)	(10.31)	6.65
Total from investment operations	(2.44)	1.77	0.01	(9.75)	7.20
Less distributions from:
Net investment income	(0.89)	(0.50)	(0.91)	(0.56)	(0.55)
Realized gain on investments	—	—	—	(0.24)	—
Return of Capital	(0.03)	—	—	—	—
Total distributions	(0.92)	(0.50)	(0.91)	(0.80)	(0.55)
Net asset value, end of year	$22.40	$25.76	$24.49	$25.39	$35.94
Total investment return(2)	(9.90)%	7.30%	1.06%	(27.48)%	24.70%
Ratios and Supplemental data:
Net assets, end of year (000's)	$31,361	$46,375	$64,887	$77,428	$129,368
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.23%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.23%	0.30%
Net investment income before expenses waived and/or assumed	2.21%	1.77%	2.41%	1.74%	1.60%
Net investment income after expenses waived and/or assumed	2.21%	1.77%	2.41%	1.74%	1.66%
Portfolio turnover rate(3)	10.53%	7.01%	17.19%	7.49%	21.98%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$20.47	$21.16	$22.31	$32.81	$26.85
Investment operations:
Net investment income(1)	0.67	0.66	0.69	0.92	0.75
Net realized and unrealized gain (loss) on investments	(2.76)	(0.68)	(1.07)	(9.84)	5.96
Total from investment operations	(2.09)	(0.02)	(0.38)	(8.92)	6.71
Less distributions from:
Net investment income	(0.67)	(0.67)	(0.71)	(0.90)	(0.75)
Realized gain on investments	—	—	(0.06)	(0.68)	—
Total distributions	(0.67)	(0.67)	(0.77)	(1.58)	(0.75)
Net asset value, end of year	$17.71	$20.47	$21.16	$22.31	$32.81
Total investment return(2)	(10.68)%	0.06%	(0.98)%	(28.24)%	25.18%
Ratios and Supplemental data:
Net assets, end of year (000's)	$54,907	$74,728	$75,124	$98,177	$190,323
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.21%	0.35%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.21%	0.30%
Net investment income before expenses waived and/or assumed	3.09%	3.25%	3.99%	3.14%	2.35%
Net investment income after expenses waived and/ or assumed	3.09%	3.25%	3.99%	3.14%	2.41%
Portfolio turnover rate(3)	5.69%	14.19%	12.60%	13.09%	22.94%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$45.09	$41.07	$37.94	$52.84	$32.31
Investment operations:
Net investment income(1)	1.08	0.79	0.83	1.04	0.81
Net realized and unrealized gain (loss) on investments	(8.94)	4.03	3.15	(14.98)	20.53
Total from investment operations	(7.86)	4.82	3.98	(13.94)	21.34
Less distributions from:
Net investment income	(1.15)	(0.80)	(0.85)	(0.96)	(0.81)
Total distributions	(1.15)	(0.80)	(0.85)	(0.96)	(0.81)
Net asset value, end of year	$36.08	$45.09	$41.07	$37.94	$52.84
Total investment return(2)	(17.82)%	11.87%	11.02%	(26.73)%	66.50%
Ratios and Supplemental data:
Net assets, end of year (000's)	$409,468	$669,623	$669,478	$553,969	$750,354
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.16%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.16%	0.30%
Net investment income before expenses waived and/ or assumed	2.35%	1.86%	2.65%	2.03%	1.89%
Net investment income after expenses waived and/or assumed	2.35%	1.86%	2.65%	2.03%	1.95%
Portfolio turnover rate(3)	7.85%	16.38%	13.27%	10.67%	14.38%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$20.25	$21.14	$22.10	$34.07	$27.17
Investment operations:
Net investment income(1)	0.68	0.72	0.77	0.99	0.85
Net realized and unrealized gain (loss) on investments	(2.90)	(0.88)	(0.94)	(10.50)	6.87
Total from investment operations	(2.22)	(0.16)	(0.17)	(9.51)	7.72
Less distributions from:
Net investment income	(0.69)	(0.67)	(0.76)	(0.98)	(0.82)
Realized gain on investments	—	—	—	(1.48)	—
Return of capital.	—	(0.06)	(0.03)	—	—
Total distributions	(0.69)	(0.73)	(0.79)	(2.46)	(0.82)
Net asset value, end of year	$17.34	$20.25	$21.14	$22.10	$34.07
Total investment return(2)	(11.43)%	(0.60)%	(0.03)%	(29.72)%	28.66%
Ratios and Supplemental data:
Net assets, end of year (000's)	$16,471	$22,279	$20,083	$26,516	$57,923
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.40%	0.41%	0.54%	0.34%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/ or assumed	3.13%	3.49%	4.27%	3.27%	2.67%
Net investment income a fter expenses waived and/or assumed	3.23%	3.60%	4.51%	3.31%	2.73%
Portfolio turnover rate(3)	4.09%	17.25%	10.93%	15.85%	18.92%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2011

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), formerly known as BLDRS Europe 100 ADR Index Fund, (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index, The BNY Mellon Developed Markets 100 ADR Index, The BNY Mellon Emerging Markets 50 ADR Index and The BNY Mellon Europe Select ADR Index, respectively.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship of the Trust was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent company of the former sponsor, Nasdaq Global Funds, Inc.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritive guidance for fair value measurements and disclosures defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

The Trusts' policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trusts' fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period. For the year ended September 30, 2011, there were no significant transfers between Levels 1, 2, and 3 assets and liabilities.

New Accounting Pronouncements Not Yet Effective

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued new guidance to improve and align fair value measurement and disclosure requirements. The guidance was issued as International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement, and Accounting Standards Updated ("ASU") No, 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. IFRS 13 and ASU 2011-04 include common requirements for measurement of, and disclosure about, fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has concluded that ASU 2011-04 will not impact the financial statements.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2011, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2011, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds, non-deductible expenses in the Developed Markets and Emerging Markets Funds and a tax return of capital in the Asia Fund. These reclassifications had no effect on net assets of the Funds.

	Net increase (decrease) to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Loss on Investment	Net increase (decrease) to Paid in Capital
Asia	$47,837	$(325,709)	$277,872
Developed Markets	261	(153,990)	153,729
Emerging Markets	29,990	(15,565,589)	15,535,599
Europe	—	(431,360)	431,360

Distributions during the fiscal year ended September 30, 2011, 2010 and 2009 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Asia	$1,343,389	$979,828	$2,425,391	$—	$—	$—
Developed Markets	2,286,190	2,384,034	2,921,444	—	—	2,850
Emerging Markets	14,242,362	12,327,072	12,313,453	—	—	—
Europe	677,272	661,163	729,537	—	—	—

	Tax Return of Capital Year Ended September 30,
	2011	2010	2009
Asia	$47,837	$—	$—
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	58,729	38,773

At September 30, 2011, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Total Accumulated Deficit
Asia	$0	$(13,951,790)	$(8,782,103)	$(22,733,893)
Developed Markets	315,642	(33,840,553)	(12,190,245)	(45,715,156)
Emerging Markets	4,926,655	(139,707,041)	(57,661,603)	(192,441,989)
Europe	22,105	(9,117,359)	(3,733,517)	(12,828,771)

*  As of September 30, 2011, the Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the "Code") and thus will reduce the amount of distribution to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2017	2018	2019	Total Capital Loss Carryforwards
Asia	$3,330,400	$4,149,037	$298,791	$7,778,228
Developed Markets	681,358	8,058,923	2,608,098	11,348,379
Emerging Markets	31,056,295	10,088,950	1,412,302	42,557,547
Europe	325,340	2,226,447	1,078,809	3,630,596

  Amounts include post-October capital losses. Net capital losses incurred after October 31, 2010 and within the taxable year, are deemed to arise on the first day of the Funds' next taxable year. The net capital losses include post-October capital losses of $1,003,875 for Asia, $841,866 for Developed Markets, $15,104,056 for Emerging Markets and $102,921 for Europe.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and for fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of its average net assets subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2011, 2010 and 2009, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2011, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor thereafter reimbursed the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2011, 2010 and 2009, the Licensor waived and the Sponsor reimbursed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Asia	$—	$—	$—	$—	$—	$—
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	12,800	12,188	10,197	7,649	10,764	30,977

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2011, 2010 and 2009, the Funds paid $191,877, $360,133, and $341,175, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2011	2010	2009
	Shares	Shares	Shares
Asia shares sold	—	150,000	450,000
Asia shares redeemed	(400,000)	(1,000,000)	(850,000)
Net increase (decrease)	(400,000)	(850,000)	(400,000)

	For the Year ended September 30,
	2011	2010	2009
	Shares	Shares	Shares
Developed Markets shares sold	50,000	650,000	550,000
Developed Markets share redeemed	(600,000)	(550,000)	(1,400,000)
Net increase (decrease)	(550,000)	100,000	(850,000)
Emerging Markets shares sold	300,000	5,000,000	7,150,000
Emerging Markets shares redeemed	(3,800,000)	(6,450,000)	(5,450,000)
Net increase (decrease)	(3,500,000)	(1,450,000)	1,700,000
Europe shares sold	150,000	200,000	100,000
Europe shares redeemed	(300,000)	(50,000)	(350,000)
Net increase (decrease)	(150,000)	150,000	(250,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe Select ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2011, 2010 and 2009, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2011	2010	2009
Asia	$3,000	$8,000	$8,000
Developed Markets	8,000	13,000	21,000
Emerging Markets	16,500	48,000	46,500
Europe	5,000	3,000	5,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2011, 2010 or 2009.

7. Investment Transactions

For the year ended September 30, 2011, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$4,713,076	$5,195,064
Developed Markets	4,242,599	4,230,191
Emerging Markets	46,896,182	47,715,247
Europe	875,514	887,765

At September 30, 2011, the Funds' cost of investments for federal income tax purposes and unrealized appreciation/(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation)	Net Unrealized Depreciation
Asia	$45,618,905	$1,893,603	$(15,845,393)	$(13,951,790)
Developed Markets	88,650,348	1,288,153	(35,128,706)	(33,840,553)
Emerging Markets	548,745,182	20,938,473	(160,645,514)	(139,707,041)
Europe	25,586,573	365,231	(9,482,590)	(9,117,359)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2010 through September 30, 2011.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	52	96.30%	198	99.50%
>0.50% to 1.00%	2	3.70%	1	0.50%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	54	100.00%	199	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	67	100.00%	184	98.92%
>0.50% to 1.00%	0	0.00%	2	1.08%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	67	100.00%	186	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	60	98.36%	192	100.00%
>0.50% to 1.00%	1	1.64%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	61	100.00%	192	100.00%

BLDRS Europe Select ADR Index Fund

October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	87	98.86%	165	100.00%
>0.50% to 1.00%	1	1.14%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	88	100.00%	165	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns

(For The Period Ending September 30, 2011)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(9.90)%	(9.89)%	(10.63)%	(2.45)%	(2.51)%	(3.27)%	6.41%	6.33%	6.04%
BLDRS Developed	(10.68)%	(10.08)%	(10.93)%	(4.49)%	(4.38)%	(4.63)%	5.24%	5.34%	5.35%
BLDRS Emerging	(17.82)%	(17.77)%	(17.77)%	4.48%	4.44%	4.54%	16.03%	15.74%	16.04%
BLDRS Europe	(11.43)%	(11.03)%	(11.44)%	(4.47)%	(4.38)%	(4.34)%	5.52%	5.52%	5.81%

Cumulative Total Returns

(For The Period Ending September 30, 2011)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(9.90)%	(9.89)%	(10.63)%	(11.67)%	(11.95)%	(15.35)%	73.64%	72.46%	68.38%
BLDRS Developed	(10.68)%	(10.08)%	(10.93)%	(20.51)%	(20.07)%	(21.12)%	57.41%	58.76%	58.88%
BLDRS Emerging	(17.82)%	(17.77)%	(17.77)%	24.50%	24.31%	24.86%	274.52%	266.25%	275.27%
BLDRS Europe	(11.43)%	(11.03)%	(11.44)%	(20.43)%	(20.08)%	(19.90)%	61.09%	61.11%	65.22%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage

Supplemental Information (Unaudited) (continued)

commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017